FINANCIAL RISK MANAGEMENT (Narrative) (Details)	Dec. 31, 2017	Dec. 31, 2016
Market risk [member] | Weighted average [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate (%)	5.00%	5.00%